Operating Lease Liabilities - Schedule of Supplemental Information Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Supplemental Information Operating Lease Liabilities [Line Items]
Weighted average remaining lease term (in years)	1 year 4 months 9 days	1 year 9 months 10 days
Weighted average discount rate %	40.00%	30.00%
Cash paid for operating leases	$ (985,506)	$ (1,403,266)
Total	$ (985,506)	$ (1,403,266)